UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Rhombus Capital Management, L.P.
Address:  540 Madison Avenue, 27th Floor
          New York, NY 10022


13F File Number: 028-11038

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   David Fiszel
Title:  Chief Executive Officer
Phone:  (646) 289-7777


Signature, Place and Date of Signing:


/s/ David Fiszel                   New York, NY               February 14, 2007
----------------                   ------------               -----------------
  [Signature]                      [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  30

Form 13F Information Table Value Total: $290,031
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.         Form 13F File Number                    Name

1           028-11039                       Rhombus Capital Partners, L.P.
2           028-11040                       Rhombus Capital Overseas Fund, Ltd.


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
                                                        FORM 13F INFORMATION TABLE

COLUMN 1                       COLUMN  2         COLUMN 3    COLUMN 4        COLUMN 5       COLUMN 6   COLUMN 7     COLUMN 8

                               TITLE OF                      VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 CLASS             CUSIP      (X 1000)    PRN AMT   PRN CALL DISCRETION  MANAGERS   SOLE SHARED NONE

ADTRAN INC                     COM              00738A106    4,545     200,200.00 SH         SOLE       1,2      200,200  0     0
ALLTEL CORP                    COM              020039103    9,374     155,000.00 SH         SOLE       1,2      155,000  0     0
ALLTEL CORP                    COM              020039103   12,096     200,000.00 SH   CALL  SOLE       1,2      200,000  0     0
AMERICAN TOWER CORP            CL A             029912201   18,163     487,200.00 SH         SOLE       1,2      487,200  0     0
AVANEX CORP                    COM              05348W109    1,994   1,055,200.00 SH         SOLE       1,2    1,055,200  0     0
CIENA CORP                     COM NEW ADDED    171779309    8,313     300,000.00 SH         SOLE       1,2      300,000  0     0
CISCO SYS INC                  COM              17275R102   27,330   1,000,000.00 SH   CALL  SOLE       1,2    1,000,000  0     0
CLEAR CHANNEL COMMUNICATIONS   COM              184502102   10,655     299,800.00 SH         SOLE       1,2      299,800  0     0
CORNING INC                    COM              219350105    9,355     500,000.00 SH         SOLE       1,2      500,000  0     0
ECHOSTAR COMMUNICATIONS NEW    CL A             278762109    3,727      98,000.00 SH         SOLE       1,2       98,000  0     0
EQUINIX INC                    COM NEW          29444U502    5,505      72,800.00 SH         SOLE       1,2       72,800  0     0
GOOGLE INC                     CL A             38259P508   11,512      25,000.00 SH         SOLE       1,2       25,000  0     0
HD PARTNERS ACQUISITION CORP   UNIT 06/01/2010  40415K209    1,193     150,000.00 SH         SOLE       1,2      150,000  0     0
INTERPUBLIC GROUP COS INC      COM              460690100    4,896     400,000.00 SH         SOLE       1,2      400,000  0     0
LAMAR ADVERTISING CO           CL A             512815101    2,544      38,900.00 SH         SOLE       1,2       38,900  0     0
LIBERTY GLOBAL INC             COM SER C        530555309   12,124     433,000.00 SH         SOLE       1,2      433,000  0     0
LIBERTY MEDIA HLDG CORP        INT COM SER A    53071M104    9,814     455,000.00 SH         SOLE       1,2      455,000  0     0
LIBERTY MEDIA HLDG CORP        CAP COM SER A    53071M302   16,784     171,300.00 SH         SOLE       1,2      171,300  0     0
LIBERTY MEDIA HLDG CORP        CAP COM SER A    53071M302    9,798     100,000.00 SH   CALL  SOLE       1,2      100,000  0     0
NII HLDGS INC                  CL B NEW         62913F201   10,633     165,000.00 SH         SOLE       1,2      165,000  0     0
NTL INC DEL                    COM              62941W101    7,414     293,749.00 SH         SOLE       1,2      293,749  0     0
NEWS CORP                      CL A             65248E104   24,547   1,142,800.00 SH         SOLE       1,2    1,142,800  0     0
POWER INTEGRATIONS INC         COM ADDED        739276103    5,276     225,000.00 SH         SOLE       1,2      225,000  0     0
QLOGIC CORP                    COM              747277101    8,768     400,000.00 SH         SOLE       1,2      400,000  0     0
SBA COMMUNICATIONS CORP        COM              78388J106    2,769     100,700.00 SH         SOLE       1,2      100,700  0     0
SAVVIS INC                     COM NEW          805423308    5,535     155,000.00 SH         SOLE       1,2      155,000  0     0
TELLABS INC                    COM              879664100   10,260   1,000,000.00 SH         SOLE       1,2    1,000,000  0     0
TIME WARNER TELECOM INC        CL A             887319101    5,381     270,000.00 SH         SOLE       1,2      270,000  0     0
VIACOM INC NEW                 CL B             92553P201   24,618     600,000.00 SH   CALL  SOLE       1,2      600,000  0     0
YAHOO INC                      COM              984332106    5,108     200,000.00 SH         SOLE       1,2      200,000  0     0


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